Supplementary Cash Flow Information - Summary of Reconciliation of Liabilities to Cash Flows from Financing Activities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, lease liabilities	$ 1,757	$ 1,916
Changes From Financing Cash Flows:
Issuance of Long-Term Debt	1,557	1,326	$ 0
(Repayment) of Long-Term Debt	(2,870)	(112)	(2,279)
Principal Repayment of Leases	(300)	(197)	(150)
Non-Cash Changes:
Lease Additions	110	49
Lease Terminations	(1)	(1)
Lease Modifications	22	(2)
Transfers to Liabilities Related to Assets Held for Sale	(58)
Other	(8)	0	0
Ending Balance, lease liabilities	2,957	1,757	1,916
Dividends Payable | Common shares
Changes From Financing Cash Flows:
Dividends Paid	(176)	(77)	(260)
Non-Cash Changes:
Common Share Dividends Declared	176	77	260
Dividends Payable | Preferred Shares
Changes From Financing Cash Flows:
Dividends Paid	(34)
Non-Cash Changes:
Common Share Dividends Declared	34
Short-Term Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, debt	121	0
Changes From Financing Cash Flows:
Net Issuance (Repayment) of Short-Term Borrowings	(77)	117
Acquisition (see Note 5A)	40
Non-Cash Changes:
Foreign Exchange (Gain) Loss, Net	(5)	4
Ending balance, debt	79	121	0
Long-Term Debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, debt	7,441	6,699	9,164
Changes From Financing Cash Flows:
Issuance of Long-Term Debt	1,557	1,326	276
(Repayment) of Long-Term Debt	(2,870)	(112)	(2,279)
Net Issuance (Repayment) of Revolving Long-Term Debt	(350)	(220)
Acquisition (see Note 5A)	6,602
Non-Cash Changes:
Foreign Exchange (Gain) Loss, Net	(57)	(231)	(399)
Net Premium (Discount) on Redemption of Long-Term Debt	121		(63)
Net Premium (Discount) on Redemption of Long-Term Debt		(25)
Finance Costs	(59)	5
Other		(1)
Ending balance, debt	12,385	7,441	6,699
Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, lease liabilities	1,757	1,916
Changes From Financing Cash Flows:
Principal Repayment of Leases	(300)	(197)	(150)
Acquisition (see Note 5A)	1,441
Non-Cash Changes:
Foreign Exchange (Gain) Loss, Net	(10)	(6)	(23)
Lease Additions	110	49	590
Lease Terminations	(1)	(1)	(11)
Lease Modifications	22	(2)
Lease Re-measurements	(4)	(2)	15
Other			1
Ending Balance, lease liabilities	$ 2,957	$ 1,757	1,916
Lease Liabilities | I F R S16 | Adjustments
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, lease liabilities			$ 1,494